UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1.	Reports to Stockholders.

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 321-8563 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 321-8563 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

ftinstitutional.com	Semiannual Report	1

SEMIANNUAL REPORT

Institutional Fiduciary Trust Money Market Portfolio

This semiannual report for Money Market Portfolio covers the period ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity by investing through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

The U.S. Federal Reserve Board (Fed) lowered the fed funds rate by 0.25% at each of its July, September and October 2019 meetings, for a total decrease of 0.75% during the period. Consequently, the Fund’s Class A share’s seven-day annualized yield (with waiver) decreased from 2.02% on June 30, 2019, to 1.25% on December 31, 2019, as shown in the Performance Summary on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Economic and Market Overview

Bond prices rose during the reporting period, as interest rate cuts and many investors’ search for income pushed down yields on most bond categories. Notably, U.S. bonds, as

Portfolio Composition
12/31/19
% of Total Net Assets
U.S. Government and Agency Securities	92.4%
Repurchase Agreements	10.8%
Other Net Assets	(3.2)%

measured by the Bloomberg Barclays U.S. Aggregate Bond Index, performed well alongside high returns from U.S. equities, as measured by the Standard & Poor’s® 500 Index.

The primary driver of U.S. bond performance was a shift in the Fed’s monetary policy. Following a period of economic uncertainty due to slowing global growth and the trade war between the U.S. and China, the Fed adopted a more accommodative monetary policy stance. Three interest-rate cuts followed thereafter, with the Fed lowering the federal funds rate to a range of 1.50%–1.75%. Falling interest rates typically increase the value of existing bonds, since their higher yields become relatively more attractive to investors.

Both long-term and short-term U.S. bonds, as measured by subindexes of the Bloomberg Barclays U.S. Aggregate Bond Index, gained during the period, with long-term bonds posting stronger returns due to their higher sensitivity to interest-rate changes. Interest rates on long-term U.S. Treasuries initially fell more than interest rates on short-term U.S. Treasuries, leading to a flattening of the yield curve, which charts the yields of Treasuries at varying maturity dates. In August 2019, the yield on 10-year U.S. Treasuries fell below the yield on two-year U.S. Treasuries. While some investors considered this inversion a sign that the economy was moving toward a recession, the two-year and 10-year U.S. Treasury yield curve steepened again shortly thereafter amid positive economic signals.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, gained during the period, which was characterized by high levels of Treasury issuance due to the government’s deficit spending. A strong U.S. dollar during parts of the period and comparatively higher Treasury

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the US government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 7.

2	Semiannual Report	ftinstitutional.com

MONEY MARKET PORTFOLIO

yields relative to sovereign debt issued by other developed market countries made Treasuries attractive to foreign investors.

Corporate bonds also posted noteworthy returns, driven by the combination of a relatively strong economy and lower interest rates. Both investment-grade and high-yield corporate bonds gained, as measured by the Bloomberg Barclays U.S. Corporate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, respectively, as solid corporate profits and steady economic growth helped strengthen investors’ confidence in corporate creditworthiness. The positive environment for debt extended to mortgage-backed securities, as prepayments due to homeowner refinancing declined after hitting a three-year high in August 2019.

Investment Strategy

Consistent with our strategy, we seek to invest, through the Portfolio, mainly in U.S. government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

With the Fed lowering interest rates in July, September and October 2019, short-term interest rates have decreased after gradually increasing over the past several years. Money market yields remained pressured and have retreated over the period. We continued to invest the Portfolio’s assets in high quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

ftinstitutional.com	Semiannual Report	3

MONEY MARKET PORTFOLIO

Performance Summary as of December 31, 2019

	Seven-Day	Seven-Day Annualized
(Symbol)	Effective Yield[1]	Yield
INFXX	1.26%	1.25%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Total Annual Operating Expenses2

0.35%

1. The seven-day effective yield assumes compounding of daily dividends, if any.

2. The figure is as stated in the Fund’s current prospectus and may differ from the expense ratio disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown.

Annualized and effective yields are for the seven-day period ended 12/31/19. The Fund’s average weighted life was 52 days and the Fund’s average weighted maturity was 29 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

4	Semiannual Report	ftinstitutional.com

MONEY MARKET PORTFOLIO

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Paid During Period 7/1/19–12/31/19[1]	Ending Account Value 12/31/19	Paid During Period 7/1/19–12/31/19[1]	Annualized Expense Ratio
$1,000	$1,008.40	$1.77	$1,023.38	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

ftinstitutional.com	Semiannual Report	5

INSTITUTIONAL FIDUCIARY TRUST

Financial Highlights

Money Market Portfolio

	Six Months Ended
	December 31, 2019	Year Ended June 30,
	(unaudited)	2019	2018	2017	2016	2015
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations:

Net investment income	0.008	0.019	0.009	0.002	—	—

Less distributions from:

Net investment income	(0.008)	(0.019)	(0.009)	(0.002)	—	—

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return[a]	0.84%	1.90%	0.94%	0.16%	—%	—%

Ratios to average net assets[b]

Expenses before waiver and payments by affiliates[c]	0.35%	0.35%	0.35%	0.35%	0.35%	0.36%

Expenses net of waiver and payments by affiliates[c]	0.35%	0.35%	0.35%	0.34%	0.19%	0.09%

Net investment income	1.66%	1.88%	0.95%	0.17%	—%	—%

Supplemental data

Net assets, end of period (000’s)	$15,980,309	$20,274,082	$20,728,903	$18,970,507	$19,608,162	$25,528,314

aTotal return is not annualized for periods less than one year.

bRatios are annualized for periods less than one year.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

6	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	ftinstitutional.com

INSTITUTIONAL FIDUCIARY TRUST

Statement of Investments, December 31, 2019 (unaudited)

Money Market Portfolio

	Shares	Value

Management Investment Companies (Cost $ 15,988,211,214) 100.0%
[a] The U.S. Government Money Market Portfolio, 1.47%	15,988,211,214	$15,988,211,214
Other Assets, less Liabilities (0.0)%†		(7,902,242)

Net Assets 100.0%		$15,980,308,972

†Rounds to less than 0.1% of net assets.

aThe rate shown is the annualized seven-day effective yield at period end.

ftinstitutional.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	7

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

December 31, 2019 (unaudited)

Money Market Portfolio

Assets:
Investment in affiliated Portfolio, at value and cost	$15,988,211,214

Liabilities:
Payables:
Administrative fees	2,760,977
Distributions to shareholders	5,088,351
Accrued expenses and other liabilities	52,914

Total liabilities	7,902,242

Net assets, at value	$15,980,308,972

Net assets consist of paid-in capital	$15,980,308,972

Shares outstanding	15,980,311,103

Net asset value per share	$1.00

8	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	ftinstitutional.com

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2019 (unaudited)

Money Market Portfolio

Investment income:
Dividends from affiliated Portfolio	$166,043,299

Expenses:
Administrative fees (Note 3a)	17,805,665
Reports to shareholders	5,165
Registration and filing fees	18,375
Professional fees	64,628
Trustees’ fees and expenses	64,245
Other	81,346

Total expenses	18,039,424

Net investment income	148,003,875

Net increase (decrease) in net assets resulting from operations	$148,003,875

ftinstitutional.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	9

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Money Market Portfolio

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Increase (decrease) in net assets:
Net investment income from operations	$ 148,003,875	$ 373,854,489

Distributions to shareholders	(148,003,875)	(373,854,489)

Capital share transactions (Note 2)	(4,293,772,703)	(454,821,703)

Net increase (decrease) in net assets	(4,293,772,703)	(454,821,703)
Net assets:
Beginning of period	20,274,081,675	20,728,903,378

End of period	$15,980,308,972	$20,274,081,675

10	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	ftinstitutional.com

INSTITUTIONAL FIDUCIARY TRUST

Notes to Financial Statements (unaudited)

Money Market Portfolio

1.  Organization and Significant Accounting Policies

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Money Market Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Shares of the Fund are offered to other investment companies and accounts managed by Franklin Advisers Inc. (Advisers) or its affiliates, and to other institutional investors. At December 31, 2019, Advisers, affiliates of Advisers, investment companies and accounts managed by Advisers or its affiliates owned 15,980,098,325 shares of the Fund.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). At December 31, 2019, the Fund owned 83.9% of the Portfolio.

b.  Income Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s

ftinstitutional.com	Semiannual Report	11

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Money Market Portfolio (continued)

1.  Organization and Significant Accounting

Policies (continued)

e.  Guarantees and Indemnifications (continued)

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2019	Year Ended June 30, 2019

Shares sold	$ 42,013,785,127	$ 72,604,032,538
Shares issued in reinvestment of distributions	111,486,919	285,773,241
Shares redeemed	(46,419,044,749)	(73,344,627,482)

Net increase (decrease)	$ (4,293,772,703)	$ (454,821,703)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Administrative Fees

The Funds pay an administrative fee to FT Services of 0.2% per year of the average daily net assets of the Fund.

b.  Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4.  Income Taxes

At December 31, 2019, the cost of investments for book and income tax purposes was the same.

12	Semiannual Report	|	ftinstitutional.com

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Money Market Portfolio (continued)

5.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ftinstitutional.com	.	Semiannual Report	13

THE MONEY MARKET PORTFOLIOS

Financial Highlights

The U.S. Government Money Market Portfolio

	Six Months Ended
	December 31, 2019	Year Ended June 30,
	(unaudited)	2019	2018	2017	2016	2015
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations:

Net investment income	0.009	0.021	0.011	0.003	0.001	—

Net realized and unrealized gains (losses)[a]	—	—	(—)	—	—	—

Total from investment operations	0.009	0.021	0.011	0.003	0.001	—[a]

Less distributions from:

Net investment income	(0.009)	(0.021)	(0.011)	(0.003)	(0.001)	—

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return[b]	0.94%	2.10%	1.15%	0.35%	0.07%	—%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses net of waiver and payments by affiliates[d]	0.15%	0.15%	0.15%	0.15%	0.13%	0.09%

Net investment income	1.86%	2.09%	1.15%	0.35%	0.06%	—%

Supplemental data

Net assets, end of period (000’s)	$19,061,944	$23,218,541	$23,700,037	$21,564,546	$22,324,993	$27,390,400

aAmount rounds to less than $0.001 per share.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	ftinstitutional.com

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

Statement of Investments, December 31, 2019 (unaudited)

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 103.2%
U.S. Government and Agency Securities 92.4%
[a] FFCB,
1/02/20	$79,300,000	$79,297,467
1/14/20	40,000,000	39,977,756
1/17/20	30,000,000	29,979,200
FHLB,
[a]1/02/20	924,060,000	924,019,934
[a]1/03/20	461,795,000	461,754,817
[a]1/06/20	421,000,000	420,910,267
[a]1/08/20	395,000,000	394,875,189
[a]1/10/20	350,000,000	349,859,050
[a]1/13/20	50,100,000	50,074,115
[a]1/15/20	302,000,000	301,815,021
[a]1/17/20	100,000,000	99,926,089
[a]1/22/20	200,000,000	199,807,500
[a]1/24/20	300,000,000	299,689,500
[a]1/27/20	181,100,000	180,890,729
[a]1/29/20	150,000,000	149,815,200
[a]1/31/20	25,000,000	24,967,729
[a]2/07/20	150,000,000	149,762,737
[a]2/12/20	300,000,000	299,450,850
[a]2/14/20	200,000,000	199,616,467
[a]2/19/20	150,000,000	149,678,437
[a]3/06/20	42,000,000	41,882,458
[a]4/01/20	140,000,000	139,452,250
[b] FRN, 1.545%, (SOFR + 0.005%), 1/17/20	150,000,000	150,000,000
[b] FRN, 1.59%, (SOFR + 0.05%), 1/17/20	50,000,000	50,000,000
[b] FRN, 1.56%, (SOFR + 0.02%), 2/21/20	118,000,000	118,000,000
[b] FRN, 1.575%, (SOFR + 0.035%), 2/21/20	35,000,000	35,000,000
[b] FRN, 1.57%, (SOFR + 0.03%), 3/06/20	120,000,000	120,000,000
[b] FRN, 1.605%, (SOFR + 0.065%), 3/26/20	190,000,000	190,000,000
[b] FRN, 1.57%, (SOFR + 0.03%), 3/27/20	56,000,000	56,000,000
[b] FRN, 1.565%, (SOFR + 0.025%), 4/22/20	71,000,000	71,000,000
[b] FRN, 1.575%, (SOFR + 0.035%), 5/08/20	200,000,000	200,000,000
[b] FRN, 1.62%, (SOFR + 0.08%), 5/11/20	175,000,000	175,000,000
[b] FRN, 1.56%, (SOFR + 0.02%), 5/14/20	100,000,000	100,000,000
[b] FRN, 1.575%, (SOFR + 0.035%), 6/19/20	150,000,000	150,000,000
[b] FRN, 1.57%, (SOFR + 0.03%), 7/17/20	79,000,000	79,000,000
[b] FRN, 1.64%, (SOFR + 0.10%), 7/17/20	200,000,000	200,000,000
[b] FRN, 1.55%, (SOFR + 0.01%), 7/22/20	200,000,000	200,000,000
[b] FRN, 1.64%, (SOFR + 0.10%), 7/29/20	24,000,000	24,000,000
FHLMC,
[a]1/02/20	263,000,000	262,991,043
[a]1/03/20	250,000,000	249,990,139
[b] FRN, 1.56%, (SOFR + 0.02%), 1/03/20	200,000,000	200,000,000
[b] FRN, 1.55%, (SOFR + 0.01%), 2/21/20	200,000,000	200,000,000
[b] FRN, 1.56%, (SOFR + 0.02%), 2/28/20	250,000,000	250,000,000
[b] FRN, 1.58%, (SOFR + 0.04%), 4/03/20	150,000,000	150,000,000

ftinstitutional.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	15

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
FHLMC, (continued)
[b] FRN, 1.54%, (SOFR), 4/13/20	$200,000,000	$200,000,000
[b] FRN, 1.58%, (SOFR + 0.04%), 5/06/20	250,000,000	250,000,000
[b] FRN, 1.545%, (SOFR + 0.005%), 5/13/20	300,000,000	300,000,000
[b] FRN, 1.545%, (SOFR + 0.005%), 5/20/20	50,000,000	50,000,000
[b] FRN, 1.565%, (SOFR + 0.025%), 5/22/20	250,000,000	250,000,000
[b] FRN, 1.545%, (SOFR + 0.005%), 8/07/20	250,000,000	250,000,000
[a] FNMA,
1/02/20	250,000,000	249,991,667
1/03/20	250,000,000	249,990,278
1/15/20	100,000,000	99,938,944
[a] U.S. Treasury Bill,
1/02/20	590,000,000	589,968,178
1/07/20	300,000,000	299,923,500
1/09/20	450,000,000	449,805,667
1/14/20	400,000,000	399,781,167
1/16/20	576,570,000	576,133,373
1/21/20	290,000,000	289,751,889
1/23/20	180,315,000	180,135,386
2/04/20	440,000,000	439,368,356
2/06/20	300,000,000	299,544,000
2/13/20	475,000,000	474,082,965
2/20/20	316,660,000	315,982,699
3/05/20	459,345,000	458,002,772
3/12/20	330,000,000	328,986,672
3/19/20	300,000,000	298,999,000
4/09/20	295,000,000	293,628,987
4/16/20	300,000,000	298,569,000
4/23/20	300,000,000	298,493,333
5/07/20	150,000,000	149,187,729
5/21/20	139,460,000	138,618,824
6/04/20	344,330,000	342,009,837
6/11/20	290,000,000	288,016,400
6/18/20	290,000,000	287,889,847

Total U.S. Government and Agency Securities (Cost $17,615,284,414)		17,615,284,414

[c] Repurchase Agreements 10.8%
BNP Paribas Securities Corp., 1.55%, 1/02/20 (Maturity Value $100,861,111) Collateralized by U.S. Treasury Notes, 1.375%, 05/31/21 (valued at $102,103,172)	100,000,000	100,000,000
Deutsche Bank Securities Inc., 1.55%, 1/02/20 (Maturity Value $52,004,478) Collateralized by U.S. Treasury Notes, 1.50% - 2.25%, 3/31/23 – 2/29/24 (valued at $53,040,049)	52,000,000	52,000,000
Federal Reserve Bank of New York, 1.45%, 1/02/20 (Maturity Value $1,750,140,972) Collateralized by U.S. Treasury Notes, 1.875% – 3.00%, 7/31/22 – 8/15/48 (valued at $1,750,141,031)	1,750,000,000	1,750,000,000
Goldman Sachs & Co., 1.50%, 1/02/20 (Maturity Value $50,004,167) Collateralized by U.S. Treasury Notes, 2.50%, 1/31/24 (valued at $51,090,691)	50,000,000	50,000,000

16	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	ftinstitutional.com

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
[c] Repurchase Agreements (continued)
HSBC Securities Inc., 1.50%, 1/02/20 (Maturity Value $100,008,333) Collateralized by U.S. Government and Agency Securities, 1.625% – 4.00%, 12/31/21 – 12/20/43 (valued at $102,000,021)	$100,000,000	$100,000,000

Total Repurchase Agreements (Cost $2,052,000,000)		2,052,000,000

Total Investments (Cost $19,667,284,414) 103.2%		19,667,284,414
Other Assets, less Liabilities (3.2)%		(605,340,049)

Net Assets 100.0%		$19,061,944,365

See Abbreviations on page 24.

aThe security was issued on a discount basis with no stated coupon rate.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(b) regarding repurchase agreement.

ftinstitutional.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	17

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

December 31, 2019 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$17,615,284,414
Unaffiliated repurchase agreements, at value and cost	2,052,000,000
Cash	27,134,882
Receivables:
Interest	9,675,765

Total assets	19,704,095,061

Liabilities:
Payables:
Investment securities purchased	639,432,667
Management fees	2,457,814
Distributions to shareholders	31,637
Accrued expenses and other liabilities	228,578

Total liabilities	642,150,696

Net assets, at value	$19,061,944,365

Net assets consist of:
Paid-in capital	$19,061,847,936
Total distributable earnings (losses)	96,429

Net assets, at value	$19,061,944,365

Shares outstanding	19,061,849,535

Net asset value per share	$1.00

18	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	ftinstitutional.com

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2019 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$209,908,609

Expenses:
Management fees (Note 3a)	15,617,175
Custodian fees (Note 4)	78,309
Reports to shareholders	3,980
Registration and filing fees	168
Professional fees	70,538
Other	79,365

Total expenses	15,849,535
Expense reductions (Note 4)	(28,669)

Net expenses	15,820,866

Net investment income	194,087,743

Net realized gain (loss) from:
Investments:
Unaffiliated issuers	101,798

Net increase (decrease) in net assets resulting from operations	$194,189,541

ftinstitutional.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	19

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 194,087,743	$478,383,410
Net realized gain (loss)	101,798	11,348

Net increase (decrease) in net assets resulting from operations	194,189,541	478,394,758

Distributions to shareholders	(194,087,743)	(478,383,410)

Capital share transactions (Note 2)	(4,156,698,593)	(481,506,776)

Net increase (decrease) in net assets	(4,156,596,795)	(481,495,428)
Net assets:
Beginning of period	23,218,541,160	23,700,036,588

End of period	$19,061,944,365	$23,218,541,160

20	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	ftinstitutional.com

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1.   Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a.   Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

b.   Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the

Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 31, 2019.

c.   Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

ftinstitutional.com	Semiannual Report	21

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

1.  Organization and Significant Accounting

Policies (continued)

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2019	Year Ended June 30, 2019
Shares sold	$18,940,144,549	$28,749,969,710
Shares issued in reinvestment of distributions	194,066,857	478,384,571
Shares redeemed	(23,290,909,999)	(29,709,861,057)

Net increase (decrease)	$ (4,156,698,593)	$ (481,506,776)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b.  Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

22	Semiannual Report	ftinstitutional.com

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

c.  Other Affiliated Transactions

At December 31, 2019, the shares of the Portfolio were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares

Institutional Fiduciary Trust—Money Market Portfolio	15,988,211,214	83.9%

Franklin U.S. Government Money Fund	3,073,638,321	16.1%

	19,061,849,535	100.0%

4.  Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At June 30, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$5,369

At December 31, 2019, the cost of investments for book and income tax purposes was the same.

6.  Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

At December 31, 2019, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

ftinstitutional.com	Semiannual Report	23

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

7. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FRN	Floating Rate Note

SOFR	Secured Overnight Financing Rate

24	Semiannual Report	ftinstitutional.com

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

ftinstitutional.com	Semiannual Report	25

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Institutional Fiduciary Trust
Money Market Portfolio
Investment Manager Distributor	Franklin Templeton
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.	Institutional Services
(800) 321-8563
ftinstitutional.com

© 2020 Franklin Templeton Investments. All rights reserved.	140 S 02/20

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date February 28, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date February 28, 2020